CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (29,987)	$ (4,819)	$ (4,230)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,855	1,361	1,031
Share-based compensation	2,518	4,318	2,695
Exchange loss on offshore bank accounts	1,556
Write-off of rental deposit			242
Inventory write-down	1,206	(420)	218
Amortization of debt discount		956	1,140
Interest on convertible notes		413	744
Changes in operating assets and liabilities:
Accounts receivable	(447)	12	(176)
Inventories	(4,000)	(864)	(1,003)
Prepaid expenses and other current assets	3,639	(1,148)	(5,807)
Long-term deposit	(79)	(337)	(225)
Accounts payable	6,567	9,508	4,020
Advance from customers	818	3,130	3,641
Accrued expenses and other current liabilities	9,465	3,042	5,109
Net cash provided by (used in) operating activities	(6,889)	15,152	7,399
Cash flows from investing activities
Purchase of property and equipment	(2,576)	(2,451)	(917)
Maturity of term deposit	157,519
Purchase of term deposits	(84,855)	(79,958)
Deposit in restricted cash	(907)	(143)	(367)
Payment for business acquisition		(1,000)
Net cash (used in) provided by investing activities	69,181	(83,552)	(1,284)
Cash flows from financing activities
Proceeds from issuance of convertible notes			8,000
Proceeds from exercise of share options	230	193
Proceeds from initial public offering		75,030
Repurchase of ordinary shares	(10,650)
Payment of professional fees related to initial public offering		(3,127)	(930)
Net cash provided by (used in) financing activities	(10,420)	72,096	7,070
Net increase in cash and cash equivalents	51,872	3,696	13,185
Effect of exchange rate changes on cash and cash equivalents	(259)	77	1
Cash and cash equivalents at beginning of year	23,745	19,972
Cash and cash equivalents at end of year	75,358	23,745	19,972
Supplemental cash flow information:
Income taxes paid	(70)	(69)	(12)
Interest paid		$ (1,157)